Lease liabilities - Leases reconciliation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Lease liabilities.
Additions to ROU assets	$ 15,733
Additions from acquisition of subsidiary	504
Changes from financing activities:
Repayment of lease liabilities	(29)
Other changes:
Interest expense	41
Foreign exchange movements	(2)
Balance at the end	$ 16,247